MORTGAGE LOANS ON REAL ESTATE - Age Analysis of Loans by Property Type (Details) $ in Millions	Jun. 30, 2023 USD ($) loanAgreement	Dec. 31, 2022 USD ($) loanAgreement
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	$ (47)	$ (41)
Commercial Mortgage Loans
Financing Receivable, Past Due [Line Items]
Number commercial loans | loanAgreement	2	1
Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 6,005	$ 5,929
Non-accrual	52	27
Allowance for credit losses	(47)	(41)
Total, net of allowance	$ 5,958	$ 5,888
Percentage	100.00%	100.00%
Apartment | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 1,020	$ 907
Non-accrual	0	0
Allowance for credit losses	$ (8)	$ (1)
Percentage	17.00%	15.00%
Hotel | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 1,028	$ 1,114
Non-accrual	0	0
Allowance for credit losses	$ (8)	$ (6)
Percentage	17.00%	19.00%
Industrial | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 1,090	$ 1,050
Non-accrual	0	0
Allowance for credit losses	$ (9)	$ (4)
Percentage	18.00%	18.00%
Office | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 1,076	$ 1,187
Non-accrual	27	27
Allowance for credit losses	$ (8)	$ (17)
Percentage	18.00%	20.00%
Parking | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 417	$ 420
Non-accrual	0	0
Allowance for credit losses	$ (3)	$ (6)
Percentage	7.00%	7.00%
Retail | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 861	$ 874
Non-accrual	25	0
Allowance for credit losses	$ (7)	$ (4)
Percentage	15.00%	15.00%
Storage | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 128	$ 120
Allowance for credit losses	(1)	(2)
Other | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	385	257
Non-accrual	0	0
Allowance for credit losses	$ (3)	$ (1)
Percentage	6.00%	4.00%
Warehouse | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 128	$ 120
Non-accrual	$ 0	$ 0
Percentage	2.00%	2.00%
Current | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 5,953	$ 5,902
Current | Apartment | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	1,020	907
Current | Hotel | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	1,028	1,114
Current | Industrial | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	1,090	1,050
Current | Office | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	1,049	1,160
Current | Parking | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	417	420
Current | Retail | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	836	874
Current | Other | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	385	257
Current | Warehouse | Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 128	$ 120